Schedule of Computation of Diluted Net Loss per Common Share (Details) (Parenthetical) - $ / shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Excluded from dilutive loss, shares	500	500	576,000	540,000
Simple Agreement For Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion price	$ 2.00		$ 2.00
Excluded from dilutive loss, shares	4,800	4,800	4,800	4,800
Conversion price two	$ 2.40		$ 2.40
Conversion price three	3.62		3.62
Series B Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Preferred stock conversion price	2.55	$ 2.83
Conversion price	$ 2.00
Series B Preferred Stock [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion price			2,000.00
Series B Preferred Stock [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion price			$ 2.40